Other Information (Tables)	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Schedule of Auditors' Fees
The detail of these amounts is as follows:

	2024			2023
Millions of euros	PwC Auditores, S.L.	Other companies PwC network	Total	PwC Auditores, S.L.	Other companies PwC network	Total
Audit services	8.47	11.91	20.38	8.13	10.48	18.61
Audit-related services	1.33	0.40	1.73	1.01	0.40	1.41
Total	9.80	12.31	22.11	9.14	10.88	20.02

Schedule of Key Management Personnel Compensation
The amounts established in fiscal year 2024 as fixed amounts for belonging to the Board of Directors, the Executive Commission and the Advisory or Control Committees of Telefónica, and the attendance fees for attending meetings of the Advisory or Control Committees of the Board of Directors, are indicated below:
Compensation of the Board of Directors and of the Committees thereof

Amounts in euros
Position	Board of Directors	Executive Commission	Advisory or Control Committees (*)
Chairman	240,000	80,000	22,400
Vice chairman	200,000	80,000	—
Executive Member	—	—	—
Proprietary Member	120,000	80,000	11,200
Independent Member	120,000	80,000	11,200
Other external	120,000	80,000	11,200
(*) In addition, the amount of the attendance fee for each of the meetings of the Advisory or Control Committees is 1,000 euros.
TELEFÓNICA, S.A.
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López [7]	1,923,100	—	—	3,513,504	—	6,207	5,442,811
Mr. Isidro Fainé Casas	—	200,000	—	—	80,000	—	280,000
Mr. José María Abril Pérez	—	200,000	10,000	—	91,200	—	301,200
Mr. Ángel Vilá Boix	1,600,000	—	—	2,436,000	—	27,383	4,063,383
Ms. María Luisa García Blanco	—	120,000	38,000	—	33,600	—	191,600
Mr. Peter Löscher	—	120,000	26,000	—	113,600	—	259,600
Mr. Carlos Ocaña Orbis [8]	—	80,000	8,000	—	60,800	—	148,800
Ms. Verónica Pascual Boé	—	120,000	12,000	—	11,200	—	143,200
Mr. Francisco Javier de Paz Mancho	—	120,000	25,000	—	113,600	—	258,600
Mr. Alejandro Reynal Ample	—	120,000	—	—	—	—	120,000
Mr. Francisco José Riberas Mera	—	120,000	—	—	—	—	120,000
Ms. María Rotondo Urcola	—	120,000	25,000	—	22,400	—	167,400
Ms. Claudia Sender Ramírez	—	120,000	1,000	—	80,000	—	201,000
Ms. Solange Sobral Targa	—	120,000	10,000	—	11,200	—	141,200
[1]Salary: Regarding Mr José María Álvarez-Pallete López and Mr Ángel Vilá Boix, the amount includes the non-variable remuneration earned from their executive functions.
[2]Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, whether or not it can be consolidated over time, earned by the member for his/her position on the Board, regardless of the effective attendance of the member to board meetings.
[3] Allowances: Total amount of allowances for attending Advisory or Steering Committee meetings.
[4]Short-term variable remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2024 and to be paid in the year 2025. In reference to the bonus corresponding to 2023, which was paid in 2024, Executive Board Member Mr José María Álvarez-Pallete López received 3,717,737 euros and Executive Board Member Mr Ángel Vilá Boix received 2,577,600 euros.
[5]Remuneration for belonging to the Board Committees: Amount of items other than allowances, which the directors are beneficiaries through their position on the Executive Commission and the Advisory or Steering Committees, regardless of the effective attendance of the board member such Committee meetings.
[6]Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by Telefónica, S.A.
7 Mr.José María Álvarez-Pallete López ceased as Executive Chairman and Director of the Company on January 18, 2025. Likewise, on the same date, it was agreed to co-opt Mr. Marc Thomas Murtra Millar as the new Executive Chairman of the Board of Directors of Telefónica, S.A.
8 Mr. Carlos Ocaña Orbis was appointed Director of the Company on May 8, 2024.
Ms. Carmen García de Andrés stood down as Board Member on May 7, 2024. Mr. José Javier Echenique Landiríbar passed away on December 15, 2024. Payment received and/or accrued by them in 2024 is detailed below:
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José Javier Echenique Landiríbar	—	200,000	27,000	—	113,600	—	340,600
Ms. Carmen García de Andrés	—	40,000	12,000	—	7,467	—	59,467
1 to 6: Definitions of these concepts are those included in the previous table.
The following table breaks down the amounts accrued and/or received from other companies of the Telefónica Group other than Telefónica, S.A. individually, by the Board Members of the Company, by the performance of executive functions or by their membership to the Board of Directors of such companies:
OTHER COMPANIES OF THE TELEFÓNICA GROUP
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López [7]	—	—	—	—	—	—	—
Mr. Isidro Fainé Casas	—	—	—	—	—	—	—
Mr. José María Abril Pérez	—	—	—	—	—	—	—
Mr. Ángel Vilá Boix	—	—	—	—	—	—	—
Ms. María Luisa García Blanco	—	—	—	—	—	87,500	87,500
Mr. Peter Löscher	—	125,997	—	—	—	—	125,997
Mr. Carlos Ocaña Orbis [8]	—	—	—	—	—	—	—
Ms. Verónica Pascual Boé	—	90,000	—	—	—	65,000	155,000
Mr. Francisco Javier de Paz Mancho	—	173,159	—	—	—	155,000	328,159
Mr. Alejandro Reynal Ample	—	—	—	—	—	—	—
Mr. Francisco José Riberas Mera	—	—	—	—	—	—	—
Ms. María Rotondo Urcola	—	—	—	—	—	—	—
Ms. Claudia Sender Ramírez	—	—	—	—	—	132,500	132,500
Ms. Solange Sobral Targa	—	85,659	—	—	—	—	85,659
1. Salary: Amount of non-variable remuneration earned by the Director from other companies of the Telefónica Group for his/her executive functions.
2. Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the boards of other companies of the Telefónica Group.
3. Allowances: Total amount of the allowances for attending the board meetings of other companies of the Telefónica Group.
4. Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2024 and to be paid in the year 2025 by other companies of the Telefónica Group.
5. Remuneration for belonging to the Board Committees of other companies of the Telefónica Group: Amount of items other than allowances, which the directors are beneficiaries through their position on the Advisory or Steering Committees of other companies of the Telefónica Group, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by other companies of the Telefónica Group. Also included are the amounts received for membership of the Advisory Boards of Telefónica España, Telefónica Hispanoamérica, Telefónica Tech and Telefónica Ingeniería de Seguridad.
7 Mr.José María Álvarez-Pallete López ceased as Executive Chairman and Director of the Company on January 18, 2025. Likewise, on the same date, it was agreed to co-opt Mr. Marc Thomas Murtra Millar as the new Executive Chairman of the Board of Directors of Telefónica, S.A.
8 Mr. Carlos Ocaña Orbis was appointed Director of the Company on May 8, 2024.
Ms. Carmen García de Andrés stood down as Board Member on May 7, 2024. Mr. José Javier Echenique Landiríbar passed away on December 15, 2024. Payment received and/or accrued by them with respect to the other companies of the Telefónica Group in 2024 is detailed below:
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José Javier Echenique Landiríbar	—	90,000	—	—	—	87,500	177,500
Ms. Carmen García de Andrés	—	—	—	—	—	—	—
1 to 6: Definitions of these concepts are those included in the previous table.
Schedule of Sustainable Financing
Overall, as at December 31, 2024, the Group's sustainable financing amounts to 21,447 million euros (18,796 million euros as at December 31, 2023), broken down as follows:

Millions of euros
Financial liabilities	4,804
Senior sustainable bond of Telefónica Emisiones 2022 (Appendix III)	1,000
Senior green bond of Telefónica Emisiones 2023 (Appendix III)	850
Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)	1,000
Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)	750
Sustainability linked bonds of Telefónica Brazil (Appendix III)	544
Sustainability linked facilities of Colombia Telecomunicaciones	270
Sustainability linked facilities of Telefónica, S.A.	390
Undated deeply subordinated securities (hybrid instruments) (Note 17.c)	6,050
Undrawn facilities at December 31, 2024 (Note 18)	10,593
Sustainability linked facility of Telefónica, S.A.	5,500
Sustainability linked facility of Telefonica Germany	750
Sustainability linked bilateral facilities	4,343
Total financing linked to sustainability criteria	21,447